Nature of Business and Basis of Presentation - Narrative (Details) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2024 USD ($) location state	Oct. 15, 2023 USD ($)	Oct. 15, 2023 USD ($)	Oct. 13, 2024 USD ($) segment location state	Apr. 28, 2024 USD ($) segment state location	Apr. 30, 2023 USD ($)
Accounting Policies [Abstract]
Number of locations | location	17			17	17
Number of states | state	10			10	10
Number of operating segments | segment				1	1
Number of reportable segments | segment				1	1
Credit and debit card receivables	$ 1,294			$ 1,294	$ 1,624	$ 1,381
Deposits	7,739			7,739	6,640	5,453
Pre-opening expenses	$ 1,568	$ 3,026	$ 5,304	$ 2,574	$ 8,889	$ 4,935